Investments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities on deposit with various governmental authorities	$ 0.8	$ 0.9